Tax on Profit/(Loss) for the Year and Deferred Tax - Summary of Tax on Profit/Loss and Deferred Tax (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Tax on profit/(loss) for the year:
Current tax (expense)/income	€ 234	€ 394	€ 477
Current tax expense (income) and adjustments for current tax of prior periods	234	394	477
Tax for the year can be explained as follows:
Profit/(loss) before tax	(218,250)	(130,491)	(124,374)
Tax at the Danish corporation tax rate of 22%	48,015	28,708	27,362
Tax effect of:
Non-deductible costs	(8,249)	(4,327)	(1,553)
Additional tax deductions	10,875	4,074	356
Impact from associate	(1,680)	(2,383)
Tax credits			(1,028)
Other effects including effect of different tax rates	1,602	143	598
Deferred tax asset, not recognized	(50,329)	(25,821)	(25,258)
Tax on profit/(loss) for the year	€ 234	€ 394	€ 477
Effective tax rate	(0.11%)	(0.30%)	(0.38%)
Tax deductible losses	€ 123,234	€ 74,120	€ 52,084
Other temporary differences	5,631	4,416	631
Deferred tax asset, not recognized	(128,865)	(78,536)	(52,715)
Total Deferred Tax Assets at December 31	€ 0	€ 0	€ 0